Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Available for Sale Securities

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
2020
U.S. Treasury securities and obligations of U.S. government agencies	$21,479	$220	$	(6)	$21,693
Obligations of states and political subdivisions	208,013	21,000		(1)	229,012
Mortgage-back securities in government sponsored entities	106,824	5,963		(28)	112,759
Total debt securities	$336,316	$27,183	$	(35)	$363,464

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
2019
U.S. Treasury securities and obligations of U.S. government agencies	$19,401	$204	$	(4)	$19,601
Obligations of states and political subdivisions	193,646	12,409		(21)	206,034
Mortgage-back securities in government sponsored entities	129,145	3,863		(144)	132,864
Total debt securities	$342,192	$16,476	$	(169)	$358,499

Fair Value of Securities by Contractual Maturity

The amortized cost and fair value of securities at year end 2020 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$11,749	$11,898
Due from one to five years	13,675	14,118
Due from five to ten years	28,114	30,236
Due after ten years	175,954	194,453
Mortgage-backed securities in government sponsored entities	106,824	112,759
Total securities available for sale	$336,316	$363,464

Proceeds from Sales of Securities, Gross Realized Gains and Losses

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows:

	2020	2019	2018
Sale proceeds	$1,455	$17,570	$14,667
Gross realized gains	94	47	6
Gross realized losses	—	43	393
Gains (losses) from securities called or settled by the issuer	—	28	(26)

Securities with Unrealized Losses Not Recognized in Income

Debt securities with unrealized losses at year end 2020 and 2019 not recognized in income were as follows:

2020	12 Months or less			More than 12 months			Total
Description of Securities	Fair Value	Unrealized Loss		Fair Value	Unrealized Loss		Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$6,501	$	(5)	$126	$	(1)	$6,627	$	(6)
Obligations of states and political subdivisions	1,874		(1)	—		—	1,874		(1)
Mortgage-backed securities in gov’t sponsored entities	5,755		(28)	—		—	5,755		(28)
Total temporarily impaired	$14,130	$	(34)	$126	$	(1)	$14,256	$	(35)

2019	12 Months or less			More than 12 months			Total
Description of Securities	Fair Value	Unrealized Loss		Fair Value	Unrealized Loss		Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$—		$—	$3,408	$	(4)	$3,408	$	(4)
Obligations of states and political subdivisions	1,947		(21)	—		—	1,947		(21)
Mortgage-backed securities in gov’t sponsored entities	10,653		(91)	7,732		(53)	18,385		(144)
Total temporarily impaired	$12,600	$	(112)	$11,140	$	(57)	$23,740	$	(169)

Schedule of Net Gains and Losses on Equity Investments Recognized in Earnings and Portion of Unrealized Gains and Losses for Period that Relates to Equity Investments

The following table presents the net gains and losses on equity investments recognized in earnings at year-end 2020 and 2019, and the portion of unrealized gains and losses for the period that relates to equity investments held at year-end 2020 and 2019:

	2020		2019
Net gains (losses) recognized on equity securities during the year	$	(57)	$121
Less: Net gains realized on the sale of equity securities during the period		6	—
Unrealized gains (losses) recognized in equity securities held at December 31	$	(51)	$121